UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549
                              FORM 13F
                        FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [X ]; Amendment Number: 1
This Amendment (Check only one.): [X ] is a restatement.
                                  [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Fairpointe Capital
Address: 1 North Franklin
         Suite 3300
         Chicago, IL 60606
13F File Number:  28-14514
The institutional investment manager filing this report
and the person by whom it is
signed hereby represent that the person signing the
report is authorized to submit it, "that all information
contained herein is true, correct" and complete, and that
it is understood that all required items, statements,
schedules, lists, and tables, are
considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:     Tony Smith
Title:    Head Trader
Phone:    312-477-3300
Signature, Place, and Date of Signing:
    Name of Filer   Chicago, Illinois 60606   February 14, 2012

Special Instructions: Please disregard previous filing submitted on February 13, 2011, Accession Number 0001521422-12-000008. This was filed in error with incorrect holdings.

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE
 SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        1
Form 13F Information Table Entry Total:   1
"Form 13F Information Table Value Total:   $3,356,351,000
List of Other Included Managers:
No.  13F File Number     Name
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Akamai Technologies            COM              00971t101   143219  4436781 SH       Sole                  4357318    79463
Belo                           COM              080555105    49975  7932507 SH       Sole                  7778026   154481
BorgWarner                     COM              099724106    72519  1137724 SH       Sole                  1118517    19207
Boston Scientific              COM              101137107   133099 24924935 SH       Sole                 24489197   435738
Bunge Ltd.                     COM              G16962105    54124   946220 SH       Sole                   930061    16159
CA Inc                         COM              12673P105    54049  2673707 SH       Sole                  2628928    44779
CGG-Veritas                    COM              204386106    43817  1887018 SH       Sole                  1857635    29383
Cenovus Energy                 COM              15135u109      209     6300 SH       Sole                     6300
Charles River Lab Intl         COM              159864107    73402  2685759 SH       Sole                  2642293    43466
Chicago Bridge & Iron          COM              167250109    83822  2217503 SH       Sole                  2178693    38810
Cincinnati Financial           COM              172062101    79271  2602467 SH       Sole                  2555803    46664
Con-Way                        COM              205944101    70532  2418804 SH       Sole                  2380735    38069
Denbury Resources              COM              247916208    31983  2118079 SH       Sole                  2083075    35004
Diageo                         COM              25243q205      341     3900 SH       Sole                     3900
Discovery Communications       COM              25470f302      211     5595 SH       Sole                     5595
Eaton Vance                    COM              278265103    70994  3003127 SH       Sole                  2956689    46438
FMC Corporation                COM              302491303    68518   796348 SH       Sole                   782731    13617
FMC Technologies               COM              30249u101    98065  1877557 SH       Sole                  1844678    32879
FactSet Research Systems       COM              303075105      552     6323 SH       Sole                     6323
Forest Labs                    COM              345838106    92113  3044062 SH       Sole                  2993980    50082
Gannett Company                COM              364730101   116071  8681420 SH       Sole                  8535646   145774
H&R Block                      COM              093671105   157014  9615077 SH       Sole                  9442987   172090
Harris Corporation             COM              413875105    67471  1872124 SH       Sole                  1841056    31068
Hospira                        COM              441060100    76785  2528317 SH       Sole                  2485439    42878
IBM                            COM              459200101      378     2053 SH       Sole                     2053
Interpublic Group              COM              460690100    98894 10163821 SH       Sole                  9994843   168978
Itron Inc.                     COM              465741106    93978  2627285 SH       Sole                  2586548    40737
JP Morgan Chase                COM              46625h100      213     6399 SH       Sole                     6399
Jabil Circuit                  COM              466313103    69671  3543809 SH       Sole                  3482705    61104
Lexmark                        COM              529771107    99337  3003845 SH       Sole                  2950103    53742
Liberty Interactive            COM              53071m104      198    12200 SH       Sole                    12200
Lincare                        COM              532791100    49880  1940087 SH       Sole                  1909146    30941
Manpower                       COM              56418h100    52031  1455402 SH       Sole                  1432069    23333
Mattel                         COM              577081102    71066  2560000 SH       Sole                  2514153    45847
McGraw-Hill                    COM              580645109   105341  2342472 SH       Sole                  2300387    42085
Mentor Graphics                COM              587200106    22251  1640946 SH       Sole                  1600490    40456
Molex                          COM              608554101    59738  2503674 SH       Sole                  2430280    73394
Molex Cl A                     COM              608554200    44801  2264960 SH       Sole                  2264960
Molson Coors Brewing           COM              60871r209    87662  2013378 SH       Sole                  1979409    33969
New York Times                 COM              650111107   120022 15526759 SH       Sole                 15256938   269821
Northern Trust Corp            COM              665859104    76771  1935735 SH       Sole                  1901887    33848
Nuance Communications          COM              67020y100   102596  4077736 SH       Sole                  4004948    72788
Pearson PLC                    COM              705015105    24964  1322966 SH       Sole                  1293186    29780
Pepsico                        COM              713448108      299     4500 SH       Sole                     4500
Perkin Elmer                   COM              714046109    16242   812081 SH       Sole                   796646    15435
S&P 400 Mid Cap                COM              78467Y107      239     1496 SH       Sole                              1496
Scholastic                     COM              807066105    46586  1554428 SH       Sole                  1523278    31150
Sigma-Aldrich                  COM              826552101    78577  1258036 SH       Sole                  1235606    22430
Southwest Airlines             COM              844741108    81897  9567441 SH       Sole                  9410144   157297
Telus Corporation              COM              87971m202      278     5200 SH       Sole                     5200
Unisys Corporation             COM              909214306    83338  4228185 SH       Sole                  4156118    72067
VCA Antech                     COM              918194101      322    16300 SH       Sole                    16300
Varian Medical Systems         COM              92220p105    73960  1101743 SH       Sole                  1082578    19165
Werner Enterprises             COM              950755108    85404  3543730 SH       Sole                  3484469    59261
Zebra Technologies             COM              989207105    70826  1979485 SH       Sole                  1946178    33307
iShares Russell Mid Cap        COM              464287499      208     2109 SH       Sole                     2109
Aston/Fairpointe MidCap Fund                    00078H315      231     7831 SH       Sole                     7831